Commitment (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Annual research fee	$ 15,400	$ 51,442	$ 55,467